GENERAL INFORMATION	12 Months Ended
Dec. 31, 2025
GENERAL INFORMATION
GENERAL INFORMATION

1.GENERAL INFORMATION

Super Hi International Holding Ltd. (the “Company”) was incorporated in the Cayman Islands as an exempted company with limited liability on May 6, 2022 under the Companies Law, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands. The principal place of business is at 1 Paya Lebar Link #09-04 PLQ 1 Paya Lebar Quarter, Singapore 408533 and registered office at Cricket Square, Hutchins Drive, PO Box 2681, Grand Cayman, KY1-1111 in Cayman Islands.

The Company is an investment holding company and its subsidiaries (together, the “Group”) are principally engaged in the restaurants operation, delivery business and others located in overseas market outside Chinese Mainland, Hong Kong, Macau and Taiwan. The principal activities of the subsidiaries are disclosed in Note 35 to the consolidated financial statements. The ultimate controlling parties are Mr. ZHANG Yong and his spouse namely Ms. SHU Ping together with ZY NP LTD and SP NP LTD (collectively the “Controlling Shareholders”).

The shares of the Company have been listed on The Stock Exchange of Hong Kong Limited (the “Stock Exchange”) on December 30, 2022 and on the NASDAQ on May 16, 2024 (United States Eastern Standard Time).

Items included in the financial statements of each of the Group’s entities are recorded using the currency of the primary economic environment in which the entity operates (the “Functional Currency”). The Functional Currency of the Company is United States Dollar (“USD”), which is also the presentation currency of the consolidated financial statements.